Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2016
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Central Index Key	dei_EntityCentralIndexKey	0000882381
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2017
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2017
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017